Summary of significant accounting policies (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) segment shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion ratio			4.43316
Reverse stock split, number of shares combined for issuance of one share of common stock			4
Number of fractional shares issued in connection with reverse stock split			0
Number of segments | segment				1
Cash equivalents | $	$ 200,570		$ 158,874	$ 0
Deferred financing costs | $			$ 1,700
Amount of antidilutive securities excluded from computation of earnings per share	6,973,936	28,409,364	30,282,975	15,029,430
Computer Equipment [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Uses a life			3 years
Office Equipment [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Uses a life			5 years
Furniture and Fixtures [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Uses a life			7 years
Series A-1 Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share		14,216,333	14,216,333	10,019,622
Future tranche right
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share				5,009,808
Series A-2 Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share		5,009,808	5,009,808
Series B Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share		7,577,636	7,577,636
Stock options (including shares subject to repurchase)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share	6,956,525	1,304,196	3,072,322
Stock options vested and exercised, but subject to settlement of nonrecourse promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share		301,391	406,876
Employee stock purchase plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share	17,411